Angel Oak Mortgage Trust 2024-4 ABS-15G

Exhibit 99.29

Loan Level Exceptions
Run Date - 3/1/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXX	2024040019	XXX Flow Non-QM	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The subject loan does not meet the maximum payment shock of XXX. The monthly mortgage payment on the borrower’s current primary home at XXX, XXX, XXX per the credit report p.785 and it in unknown if the XXX payment includes XXX. The monthly mortgage payment on the subject new primary home is XXX. The increase in the payment from the previous and subject results in a payment shock of XXX which exceeds the maximum per the XXX Matrix.
XXX	2024040553			XXX Flow Securitization	Client Reportable	3	1	3	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value with XXX variance.
XXX	2024040554	XXX Flow Securitization	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The borrower owns an XXX  located at XXX  that is currently rented.  The loan file contains a mortgage statement (p.184) showing the mortgage is current and XXX  included in the payment; however, the mortgage does not report on the credit report. The loan file is missing a payment history for this mortgage.  Per the fraud report, this mortgage was obtained XXX.  The credit report reflects the payment history for the mortgage prior to this one; however, the mortgage history from the current mortgage with XXX Holding, XXX is missing.

*** (CURED) Mortgage history for primary residence less than XXX  months - EV R
																COMMENT: Per the final 1003, the borrower has rented his departure residence for one year paying XXX/month. The loan file does not contain the required XXX month housing payment history.
XXX	2024040557			XXX Flow Non-QM	Securitized	3	1	1	3	1	1	1	1			*** (CURED) Post-closing AVM does not support value at origination - EV R COMMENT: New Finding: Post Close AVM returned a value of XXX resulting in a -XXX variance. Desk Review required.
XXX	2024040555	XXX Flow Non-QM	Client Reportable	3	2	3	3	1	2	1	1	*** (OPEN) Missing sufficient employment documentation (ATR) - EV 2
COMMENT: The loan file is missing the CPA letter to confirm ownership percentage as required by lender guidelines. Audit used XXX per the Articles of Organization showing XXX members (p.262) and the Income Worksheet (p.393); however, the percentage owned by the borrower is not documented.	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The mortgage paid on the final CD is secured to the investment property located at XXX.  The mortgage that was paid off on this property was previously modified with the last delinquency being XXX.  The credit report does not reflect the modification date and the file does not contain the Modification Agreement to verify it meets the XXX  months seasoning requirement.

*** (CURED) Missing flood cert - EV R
																COMMENT: The loan file is missing the flood certificate.
XXX	2024040556	XXX Flow DSCR	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Guideline XXX Appraisal Review Process requires a secondary appraisal product to support the appraisal value for the transaction when loan amounts are greater than XXX and/or when the LTV is less than XXX. Acceptable review products include enhanced desk reviews, AVM’s, field reviews, XXX Collateral Underwriter (CU) with a score of ≤ XXX or XXX Loan Collateral with rep and warranty relief, and second full appraisals. Subject loan has a loan amount of XXX and an LTV of XXX. Subject loan file does not contain a secondary appraisal product to support the appraisal value.
XXX	2024040558			XXX Flow DSCR	Client Reportable	1	1	1	1	1	1	1	1